Label	Element	Value
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 110.0
Accumulated Other Comprehensive Income (Loss) [Member]
Other Comprehensive Income (Loss), Net of Tax	us-gaap_OtherComprehensiveIncomeLossNetOfTax	2.9
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 109.9
Common Stock [Member]
Stock Issued During Period, Shares, New Issues	us-gaap_StockIssuedDuringPeriodSharesNewIssues	1,232,949,935
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 0.1
Retained Earnings [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ (18.9)